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                                              Rule 497(d)
                                              Reg. No.  333-38800



                  Government Securities Equity Trust Series 12

                            Supplement to Prospectus
                             dated October 20, 2003

     Prudential   Investments   LLC,  as  successor  to  Prudential   Securities
Incorporated, has become portfolio supervisor for the Trust.